Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	UBS Series Funds
Entity Central Index Key	0001060517
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000248938
Shareholder Report [Line Items]
Fund Name	Cantor Fitzgerald Government Money Market Fund
Class Name	Institutional Shares
Trading Symbol	CFYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cantor Fitzgerald Government Money Market Fund for the period of May 1, 2025 to April 30, 2026. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund".
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cantormmf.com/sub-pages/CFZX/documents.html. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://www.cantormmf.com/sub-pages/CFZX/documents.html
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional SharesFootnote Reference1	$18	0.18%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
AssetsNet	$ 586,140,336
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 778,797
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$586,140,336
# of Master Fund Portfolio Holdings	138
Total Advisory Fees Paid (includes Administration Fees)	$778,797
Seven-day current yieldFootnote Reference1	3.52%
Seven-day effective yieldFootnote Reference1	3.59%
Weighted average maturityFootnote Reference2	41 days
Footnote	Description
Footnote[1]	Yields will fluctuate.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

Holdings [Text Block]

Master Fund Portfolio Composition (% of Net Assets)

Table Summary
Value	Value
U.S. treasury obligations	20.5%
Repurchase agreements	32.1%
U.S. government agency obligations	46.4%

Largest Holdings [Text Block]

Top 5 Master Fund Holdings (% of Net Assets)

Table Summary
Fixed Income Clearing Corp. (State Street Bank and Trust Co.) Repurchase agreement, 3.640%, due 05/01/26	23.8%
J.P. Morgan Securities LLC Repurchase agreement, 3.650%, due 05/01/26	4.1
U.S. Treasury Floating Rate Notes, 3.825%, due 05/01/26	2.1
J.P. Morgan Securities LLC Repurchase agreement, 3.760%, due 07/29/26	2.1
U.S. Treasury Floating Rate Notes, 3.741%, due 05/01/26	1.5

Material Fund Change [Text Block]
C000246985
Shareholder Report [Line Items]
Fund Name	Cantor Fitzgerald Government Money Market Fund
Class Name	Investor Shares
Trading Symbol	CFGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cantor Fitzgerald Government Money Market Fund for the period of May 1, 2025 to April 30, 2026. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund".
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cantormmf.com/documents.html. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://www.cantormmf.com/documents.html
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor SharesFootnote Reference1	$31	0.30%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
AssetsNet	$ 586,140,336
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 778,797
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$586,140,336
# of Master Fund Portfolio Holdings	138
Total Advisory Fees Paid (includes Administration Fees)	$778,797
Seven-day current yieldFootnote Reference1	3.40%
Seven-day effective yieldFootnote Reference1	3.46%
Weighted average maturityFootnote Reference2	41 days
Footnote	Description
Footnote[1]	Yields will fluctuate.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

Holdings [Text Block]

Master Fund Portfolio Composition (% of Net Assets)

Table Summary
Value	Value
U.S. treasury obligations	20.5%
Repurchase agreements	32.1%
U.S. government agency obligations	46.4%

Largest Holdings [Text Block]

Top 5 Master Fund Holdings (% of Net Assets)

Table Summary
Fixed Income Clearing Corp. (State Street Bank and Trust Co.) Repurchase agreement, 3.640%, due 05/01/26	23.8%
J.P. Morgan Securities LLC Repurchase agreement, 3.650%, due 05/01/26	4.1
U.S. Treasury Floating Rate Notes, 3.825%, due 05/01/26	2.1
J.P. Morgan Securities LLC Repurchase agreement, 3.760%, due 07/29/26	2.1
U.S. Treasury Floating Rate Notes, 3.741%, due 05/01/26	1.5

Material Fund Change [Text Block]
C000176976
Shareholder Report [Line Items]
Fund Name	Limited Purpose Cash Investment Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Limited Purpose Cash Investment Fund for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lpcif.com. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://www.lpcif.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited Purpose Cash Investment Fund	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
AssetsNet	$ 10,643,782,823
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 5,809,007
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$10,643,782,823
# of Portfolio Holdings	144
Total Advisory Fees Paid (includes Administration Fees)	$5,809,007
Seven-day current yield after fee waiversFootnote Reference1	3.64%
Seven-day effective yield after fee waiversFootnote Reference1	3.71%
Seven-day current yield before fee waiversFootnote Reference1	3.58%
Seven-day effective yield before fee waiversFootnote Reference1	3.65%
Weighted average maturityFootnote Reference2	40 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	The Fund is actively managed, and its weighted average maturity will differ over time.

Holdings [Text Block]

Portfolio Composition (% of Net Assets)

Table Summary
Value	Value
U.S. government agency obligations	7.8%
Repurchase agreements	36.7%
U.S. treasury obligations	55.8%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
Fixed Income Clearing Corp. (State Street Bank and Trust Co.) Repurchase agreement, 3.640%, due 05/01/26	14.0%
BofA Securities, Inc., Repurchase agreement, 3.650%, due 05/01/26	9.4
BofA Securities, Inc., Repurchase agreement, 3.640%, due 05/01/26	8.6
J.P. Morgan Securities LLC Repurchase agreement, 3.640%, due 05/01/26	4.7
U.S. Treasury Floating Rate Notes, 3.742%, due 05/01/26	1.6

Material Fund Change [Text Block]
C000007336
Shareholder Report [Line Items]
Fund Name	UBS Liquid Assets Government Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UBS Liquid Assets Government Fund for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://www.usmoneymarketfunds.com/all-funds.html
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Liquid Assets Government Fund	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
AssetsNet	$ 1,285,859,531
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$1,285,859,531
# of Portfolio Holdings	63
Total Advisory Fees Paid (includes Administration Fees)	$0
Seven-day current yield after fee waiversFootnote Reference1	3.68%
Seven-day effective yield after fee waiversFootnote Reference1	3.75%
Seven-day current yield before fee waiversFootnote Reference1	3.64%
Seven-day effective yield before fee waiversFootnote Reference1	3.71%
Weighted average maturityFootnote Reference2	28 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	The Fund is actively managed, and its weighted average maturity will differ over time.

Holdings [Text Block]

Portfolio Composition (% of Net Assets)

Table Summary
Value	Value
U.S. treasury obligations	14.1%
U.S. government agency obligations	20.8%
Repurchase agreements	66.4%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
Fixed Income Clearing Corp. (State Street Bank and Trust Co.) Repurchase agreement, 3.640%, due 05/01/26	54.7%
MUFG Securities Americas, Inc., Repurchase agreement, 3.650%, due 05/01/26	11.7
U.S. Treasury Bills, 3.715%, due 09/01/26	1.0
U.S. Treasury Bills, 3.678%, due 07/23/26	0.9
Federal Home Loan Bank Discount Notes, 3.545%, due 07/31/26	0.9

Material Fund Change [Text Block]
C000164453
Shareholder Report [Line Items]
Fund Name	UBS Prime Preferred Fund
Trading Symbol	UPPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UBS Prime Preferred Fund for the period of May 1, 2025 to April 30, 2026. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund".
Additional Information [Text Block]	You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://www.usmoneymarketfunds.com/all-funds.html
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Prime Preferred FundFootnote Reference1	$14	0.14%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
AssetsNet	$ 9,064,623,511
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 14,179,971
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$9,064,623,511
# of Master Fund Portfolio Holdings	150
Total Advisory Fees Paid (includes Administration Fees)	$14,179,971
Seven-day current yield after fee waiversFootnote Reference1	3.67%
Seven-day effective yield after fee waiversFootnote Reference1	3.74%
Seven-day current yield before fee waiversFootnote Reference1	3.63%
Seven-day effective yield before fee waiversFootnote Reference1	3.70%
Weighted average maturityFootnote Reference2	35 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

Holdings [Text Block]

Master Fund Portfolio Composition (% of Net Assets)

Table Summary
Value	Value
Time deposits	4.4%
Certificates of deposit	8.6%
Repurchase agreements	38.2%
Commercial paper	47.0%

Largest Holdings [Text Block]

Top 5 Master Fund Holdings (% of Net Assets)

Table Summary
Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase agreement, 3.640%, due 05/01/26	17.4%
Barclays Bank PLC Repurchase agreement, 3.640%, due 05/01/26	17.2
DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 3.610%, due 05/01/26	3.7
ABN AMRO Bank NV, 3.580%, due 05/01/26	2.5
Mizuho Bank Ltd, 3.640%, due 05/01/26	1.7

Material Fund Change [Text Block]
C000164452
Shareholder Report [Line Items]
Fund Name	UBS Prime Reserves Fund
Trading Symbol	UPRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UBS Prime Reserves Fund for the period of May 1, 2025 to April 30, 2026. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund".
Additional Information [Text Block]	You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://www.usmoneymarketfunds.com/all-funds.html
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Prime Reserves FundFootnote Reference1	$18	0.18%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
AssetsNet	$ 14,178,478,550
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 26,831,160
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$14,178,478,550
# of Master Fund Portfolio Holdings	150
Total Advisory Fees Paid (includes Administration Fees)	$26,831,160
Seven-day current yieldFootnote Reference1	3.63%
Seven-day effective yieldFootnote Reference1	3.70%
Weighted average maturityFootnote Reference2	35 days
Footnote	Description
Footnote[1]	Yields will fluctuate.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

Holdings [Text Block]

Master Fund Portfolio Composition (% of Net Assets)

Table Summary
Value	Value
Time deposits	4.4%
Certificates of deposit	8.6%
Repurchase agreements	38.2%
Commercial paper	47.0%

Largest Holdings [Text Block]

Top 5 Master Fund Holdings (% of Net Assets)

Table Summary
Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase agreement, 3.640%, due 05/01/26	17.4%
Barclays Bank PLC Repurchase agreement, 3.640%, due 05/01/26	17.2
DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 3.610%, due 05/01/26	3.7
ABN AMRO Bank NV, 3.580%, due 05/01/26	2.5
Mizuho Bank Ltd, 3.640%, due 05/01/26	1.7

Material Fund Change [Text Block]
C000271489
Shareholder Report [Line Items]
Fund Name	UBS Select 100% US Treasury Institutional Fund
Class Name	Token-Enabled Shares
Trading Symbol	TOKXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UBS Select 100% US Treasury Institutional Fund for the period of March 25, 2026 (commencement of operations) to April 30, 2026. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund".
Additional Information [Text Block]	You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://www.usmoneymarketfunds.com/all-funds.html
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Token-Enabled SharesFootnote Reference1	$2	0.18%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers/reimbursements, if any, allocated from its related Master Fund. Expenses shown are for the period March 25, 2026 through April 30, 2026 and would be higher for a full twelve month reporting period.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.18%
AssetsNet	$ 7,654,599,590
Holdings Count | Holding	203
Advisory Fees Paid, Amount	$ 12,771,301
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$7,654,599,590
# of Master Fund Portfolio Holdings	203
Total Advisory Fees Paid (includes Administration Fees)	$12,771,301
Seven-day current yield after fee waiversFootnote Reference1	3.51%
Seven-day effective yield after fee waiversFootnote Reference1	3.57%
Seven-day current yield before fee waiversFootnote Reference1	3.47%
Seven-day effective yield before fee waiversFootnote Reference1	3.53%
Weighted average maturityFootnote Reference2	54 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

Holdings [Text Block]
Largest Holdings [Text Block]

Top 5 Master Fund Holdings (% of Net Assets)

Table Summary
U.S. Treasury Floating Rate Notes, 3.825%, due 05/01/26	1.6%
U.S. Treasury Floating Rate Notes, 3.742%, due 05/01/26	1.5
U.S. Treasury Floating Rate Notes, 3.803%, due 05/01/26	1.3
U.S. Treasury Bills, 3.654%, due 05/05/26	1.2
U.S. Treasury Bills, 3.664%, due 05/14/26	1.2

C000248579
Shareholder Report [Line Items]
Fund Name	UBS Select 100% US Treasury Institutional Fund
Class Name	Institutional Shares
Trading Symbol	SIOXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UBS Select 100% US Treasury Institutional Fund for the period of May 1, 2025 to April 30, 2026. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund".
Additional Information [Text Block]	You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://www.usmoneymarketfunds.com/all-funds.html
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional SharesFootnote Reference1	$18	0.18%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers/reimbursements, if any, allocated from its related Master Fund.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
AssetsNet	$ 7,654,599,590
Holdings Count | Holding	203
Advisory Fees Paid, Amount	$ 12,771,301
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$7,654,599,590
# of Master Fund Portfolio Holdings	203
Total Advisory Fees Paid (includes Administration Fees)	$12,771,301
Seven-day current yield after fee waiversFootnote Reference1	3.51%
Seven-day effective yield after fee waiversFootnote Reference1	3.57%
Seven-day current yield before fee waiversFootnote Reference1	3.46%
Seven-day effective yield before fee waiversFootnote Reference1	3.52%
Weighted average maturityFootnote Reference2	54 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

Holdings [Text Block]
Largest Holdings [Text Block]

Top 5 Master Fund Holdings (% of Net Assets)

Table Summary
U.S. Treasury Floating Rate Notes, 3.825%, due 05/01/26	1.6%
U.S. Treasury Floating Rate Notes, 3.742%, due 05/01/26	1.5
U.S. Treasury Floating Rate Notes, 3.803%, due 05/01/26	1.3
U.S. Treasury Bills, 3.654%, due 05/05/26	1.2
U.S. Treasury Bills, 3.664%, due 05/14/26	1.2

C000248580
Shareholder Report [Line Items]
Fund Name	UBS Select 100% US Treasury Preferred Fund
Class Name	Class P
Trading Symbol	STAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UBS Select 100% US Treasury Preferred Fund for the period of May 1, 2025 to April 30, 2026. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund".
Additional Information [Text Block]	You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://www.usmoneymarketfunds.com/all-funds.html
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class PFootnote Reference1	$14	0.14%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers/reimbursements, if any, allocated from its related Master Fund.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
AssetsNet	$ 9,219,197,781
Holdings Count | Holding	203
Advisory Fees Paid, Amount	$ 8,739,596
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$9,219,197,781
# of Master Fund Portfolio Holdings	203
Total Advisory Fees Paid (includes Administration Fees)	$8,739,596
Seven-day current yield after fee waiversFootnote Reference1	3.55%
Seven-day effective yield after fee waiversFootnote Reference1	3.61%
Seven-day current yield before fee waiversFootnote Reference1	3.46%
Seven-day effective yield before fee waiversFootnote Reference1	3.52%
Weighted average maturityFootnote Reference2	54 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

Holdings [Text Block]
Largest Holdings [Text Block]

Top 5 Master Fund Holdings (% of Net Assets)

Table Summary
U.S. Treasury Floating Rate Notes, 3.825%, due 05/01/26	1.6%
U.S. Treasury Floating Rate Notes, 3.742%, due 05/01/26	1.5
U.S. Treasury Floating Rate Notes, 3.803%, due 05/01/26	1.3
U.S. Treasury Bills, 3.654%, due 05/05/26	1.2
U.S. Treasury Bills, 3.664%, due 05/14/26	1.2

C000250059
Shareholder Report [Line Items]
Fund Name	UBS Select 100% US Treasury Preferred Fund
Class Name	Class T
Trading Symbol	SOPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UBS Select 100% US Treasury Preferred Fund for the period of May 1, 2025 to April 30, 2026. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund".
Additional Information [Text Block]	You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://www.usmoneymarketfunds.com/all-funds.html
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class TFootnote Reference1	$14	0.14%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers/reimbursements, if any, allocated from its related Master Fund.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
AssetsNet	$ 9,219,197,781
Holdings Count | Holding	203
Advisory Fees Paid, Amount	$ 8,739,596
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$9,219,197,781
# of Master Fund Portfolio Holdings	203
Total Advisory Fees Paid (includes Administration Fees)	$8,739,596
Seven-day current yield after fee waiversFootnote Reference1	3.55%
Seven-day effective yield after fee waiversFootnote Reference1	3.61%
Seven-day current yield before fee waiversFootnote Reference1	3.46%
Seven-day effective yield before fee waiversFootnote Reference1	3.52%
Weighted average maturityFootnote Reference2	54 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

Holdings [Text Block]
Largest Holdings [Text Block]

Top 5 Master Fund Holdings (% of Net Assets)

Table Summary
U.S. Treasury Floating Rate Notes, 3.825%, due 05/01/26	1.6%
U.S. Treasury Floating Rate Notes, 3.742%, due 05/01/26	1.5
U.S. Treasury Floating Rate Notes, 3.803%, due 05/01/26	1.3
U.S. Treasury Bills, 3.654%, due 05/05/26	1.2
U.S. Treasury Bills, 3.664%, due 05/14/26	1.2

C000167199
Shareholder Report [Line Items]
Fund Name	UBS Select Government Institutional Fund
Trading Symbol	SEGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UBS Select Government Institutional Fund for the period of May 1, 2025 to April 30, 2026. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund".
Additional Information [Text Block]	You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://www.usmoneymarketfunds.com/all-funds.html
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Select Government Institutional FundFootnote Reference1	$18	0.18%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
AssetsNet	$ 9,073,135,743
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 17,242,223
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$9,073,135,743
# of Master Fund Portfolio Holdings	138
Total Advisory Fees Paid (includes Administration Fees)	$17,242,223
Seven-day current yieldFootnote Reference1	3.52%
Seven-day effective yieldFootnote Reference1	3.59%
Weighted average maturityFootnote Reference2	41 days
Footnote	Description
Footnote[1]	Yields will fluctuate.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

Holdings [Text Block]

Master Fund Portfolio Composition (% of Net Assets)

Table Summary
Value	Value
U.S. treasury obligations	20.5%
Repurchase agreements	32.1%
U.S. government agency obligations	46.4%

Largest Holdings [Text Block]

Top 5 Master Fund Holdings (% of Net Assets)

Table Summary
Fixed Income Clearing Corp. (State Street Bank and Trust Co.) Repurchase agreement, 3.640%, due 05/01/26	23.8%
J.P. Morgan Securities LLC Repurchase agreement, 3.650%, due 05/01/26	4.1
U.S. Treasury Floating Rate Notes, 3.825%, due 05/01/26	2.1
J.P. Morgan Securities LLC Repurchase agreement, 3.760%, due 07/29/26	2.1
U.S. Treasury Floating Rate Notes, 3.741%, due 05/01/26	1.5

Material Fund Change [Text Block]
C000167200
Shareholder Report [Line Items]
Fund Name	UBS Select Government Preferred Fund
Trading Symbol	SGPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UBS Select Government Preferred Fund for the period of May 1, 2025 to April 30, 2026. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund".
Additional Information [Text Block]	You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://www.usmoneymarketfunds.com/all-funds.html
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Select Government Preferred FundFootnote Reference1	$14	0.14%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
AssetsNet	$ 12,724,944,754
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 19,591,563
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$12,724,944,754
# of Master Fund Portfolio Holdings	138
Total Advisory Fees Paid (includes Administration Fees)	$19,591,563
Seven-day current yield after fee waiversFootnote Reference1	3.56%
Seven-day effective yield after fee waiversFootnote Reference1	3.63%
Seven-day current yield before fee waiversFootnote Reference1	3.52%
Seven-day effective yield before fee waiversFootnote Reference1	3.59%
Weighted average maturityFootnote Reference2	41 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

Holdings [Text Block]

Master Fund Portfolio Composition (% of Net Assets)

Table Summary
Value	Value
U.S. treasury obligations	20.5%
Repurchase agreements	32.1%
U.S. government agency obligations	46.4%

Largest Holdings [Text Block]

Top 5 Master Fund Holdings (% of Net Assets)

Table Summary
Fixed Income Clearing Corp. (State Street Bank and Trust Co.) Repurchase agreement, 3.640%, due 05/01/26	23.8%
J.P. Morgan Securities LLC Repurchase agreement, 3.650%, due 05/01/26	4.1
U.S. Treasury Floating Rate Notes, 3.825%, due 05/01/26	2.1
J.P. Morgan Securities LLC Repurchase agreement, 3.760%, due 07/29/26	2.1
U.S. Treasury Floating Rate Notes, 3.741%, due 05/01/26	1.5

Material Fund Change [Text Block]
C000007334
Shareholder Report [Line Items]
Fund Name	UBS Select Treasury Institutional Fund
Trading Symbol	SETXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UBS Select Treasury Institutional Fund for the period of May 1, 2025 to April 30, 2026. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund".
Additional Information [Text Block]	You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://www.usmoneymarketfunds.com/all-funds.html
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Select Treasury Institutional FundFootnote Reference1	$18	0.18%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
AssetsNet	$ 16,489,205,516
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 33,466,692
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$16,489,205,516
# of Master Fund Portfolio Holdings	123
Total Advisory Fees Paid (includes Administration Fees)	$33,466,692
Seven-day current yieldFootnote Reference1	3.53%
Seven-day effective yieldFootnote Reference1	3.59%
Weighted average maturityFootnote Reference2	38 days
Footnote	Description
Footnote[1]	Yields will fluctuate.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

Holdings [Text Block]

Master Fund Portfolio Composition (% of Net Assets)

Table Summary
Value	Value
Repurchase agreements	37.7%
U.S. treasury obligations	61.0%

Largest Holdings [Text Block]

Top 5 Master Fund Holdings (% of Net Assets)

Table Summary
Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase agreement, 3.640%, due 05/01/26	21.7%
Barclays Bank PLC Repurchase agreement, 3.640%, due 05/01/26	6.5
J.P. Morgan Securities LLC Repurchase agreement, 3.640%, due 05/01/26	6.2
U.S. Treasury Floating Rate Notes, 3.825%, due 05/01/26	3.1
U.S. Treasury Floating Rate Notes, 3.803%, due 05/01/26	2.1

Material Fund Change [Text Block]
C000051800
Shareholder Report [Line Items]
Fund Name	UBS Select Treasury Preferred Fund
Trading Symbol	STPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UBS Select Treasury Preferred Fund for the period of May 1, 2025 to April 30, 2026. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund".
Additional Information [Text Block]	You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://www.usmoneymarketfunds.com/all-funds.html
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Select Treasury Preferred FundFootnote Reference1	$14	0.14%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
AssetsNet	$ 22,662,310,811
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 32,150,992
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$22,662,310,811
# of Master Fund Portfolio Holdings	123
Total Advisory Fees Paid (includes Administration Fees)	$32,150,992
Seven-day current yield after fee waiversFootnote Reference1	3.57%
Seven-day effective yield after fee waiversFootnote Reference1	3.63%
Seven-day current yield before fee waiversFootnote Reference1	3.53%
Seven-day effective yield before fee waiversFootnote Reference1	3.59%
Weighted average maturityFootnote Reference2	38 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

Holdings [Text Block]

Master Fund Portfolio Composition (% of Net Assets)

Table Summary
Value	Value
Repurchase agreements	37.7%
U.S. Treasury obligations	61.0%

Largest Holdings [Text Block]

Top 5 Master Fund Holdings (% of Net Assets)

Table Summary
Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase agreement, 3.640%, due 05/01/26	21.7%
Barclays Bank PLC Repurchase agreement, 3.640%, due 05/01/26	6.5
J.P. Morgan Securities LLC Repurchase agreement, 3.640%, due 05/01/26	6.2
U.S. Treasury Floating Rate Notes, 3.825%, due 05/01/26	3.1
U.S. Treasury Floating Rate Notes, 3.803%, due 05/01/26	2.1

Material Fund Change [Text Block]
C000200717
Shareholder Report [Line Items]
Fund Name	UBS Ultra Short Income Fund
Class Name	Class A
Trading Symbol	USIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UBS Ultra Short Income Fund for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://usshortduration.com/portfolio-holdings-form-nscr.html. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://usshortduration.com/portfolio-holdings-form-nscr.html
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

The Federal Reserve lowered its overnight rate by 0.75% from a target range of 4.25-4.50% to 3.50 to 3.75% in the latter part of 2025. It proceeded to move Fed policy to more of a neutral posture as inflation moderated and the labor market slowed. With the reduction in the overnight Fed Funds rate, the US treasury rate curve became more upward sloping from the overnight to 2-year part of the curve by the end of the period.

What worked:

• As the Fed eased its policy during the period, yields on the one month to one year part of the Treasury yield curve moved lower. With our duration positioning longer than that of the benchmark, the move lower in front-end yields was additive to performance.

• Overall allocation to credit instruments (Corporates, Asset Backed Securities (“ABS”), and Commercial Paper) was additive to performance over the reporting period relative to the benchmark.

What didn’t work:

• Given that the front-end of the Treasury yield curve was inverted during much of the reporting period, having a higher exposure to floating rate securities may not have been beneficial to performance during this time.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception 5/29/18
Class A	4.30%	3.24%	2.63%
ICE BofA 3 Month US Treasury Bill Index	3.98%	3.42%	2.69%
Bloomberg US Aggregate Bond Index	4.06%	0.18%	1.92%

Performance Inception Date	May 29, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Updated Performance Information Location [Text Block]	The Fund provides updated performance information on its website at: https://www.usshortduration.com/sub-pages/A-Shares/fund-info.html
AssetsNet	$ 296,959,413
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 335,739
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$296,959,413
# of Portfolio Holdings	158
Portfolio Turnover Rate	56%
Total Advisory Fees Paid (includes Administration Fees)	$335,739

Holdings [Text Block]

Portfolio Composition (% of Net Assets)

Table Summary
Value	Value
Short-term investments	1.0%
Commercial paper	7.6%
Asset-backed securities	15.1%
Corporate bonds	75.8%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
General Motors Financial Co., Inc, 3.850%, due 05/01/26	4.4%
GMF Floorplan Owner Revolving Trust, 4.920%, due 11/15/28	1.8
Southern Co., 3.250%, due 07/01/26	1.4
GM Financial Revolving Receivables Trust, 1.170%, due 06/12/34	1.3
Humana, Inc., 3.930%, due 05/01/26	1.3

Material Fund Change [Text Block]
C000200719
Shareholder Report [Line Items]
Fund Name	UBS Ultra Short Income Fund
Class Name	Class I
Trading Symbol	USDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UBS Ultra Short Income Fund for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://usshortduration.com/portfolio-holdings-form-nscr.html. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://usshortduration.com/portfolio-holdings-form-nscr.html
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

The Federal Reserve lowered its overnight rate by 0.75% from a target range of 4.25-4.50% to 3.50 to 3.75% in the latter part of 2025. It proceeded to move Fed policy to more of a neutral posture as inflation moderated and the labor market slowed. With the reduction in the overnight Fed Funds rate, the US treasury rate curve became more upward sloping from the overnight to 2-year part of the curve by the end of the period.

What worked:

• As the Fed eased its policy during the period, yields on the one month to one year part of the Treasury yield curve moved lower. With our duration positioning longer than that of the benchmark, the move lower in front-end yields was additive to performance.

• Overall allocation to credit instruments (Corporates, Asset Backed Securities (“ABS”), and Commercial Paper) was additive to performance over the reporting period relative to the benchmark.

What didn’t work:

• Given that the front-end of the Treasury yield curve was inverted during much of the reporting period, having a higher exposure to floating rate securities may not have been beneficial to performance during this time.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception 5/29/18
Class I	4.42%	3.34%	2.71%
ICE BofA 3 Month US Treasury Bill Index	3.98%	3.42%	2.69%
Bloomberg US Aggregate Bond Index	4.06%	0.18%	1.92%

Performance Inception Date	May 29, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Updated Performance Information Location [Text Block]	The Fund provides updated performance information on its website at: https://www.usshortduration.com/sub-pages/I-Shares/fund-info.html
AssetsNet	$ 296,959,413
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 335,739
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$296,959,413
# of Portfolio Holdings	158
Portfolio Turnover Rate	56%
Total Advisory Fees Paid (includes Administration Fees)	$335,739

Holdings [Text Block]

Portfolio Composition (% of Net Assets)

Table Summary
Value	Value
Short-term investments	1.0%
Commercial paper	7.6%
Asset-backed securities	15.1%
Corporate bonds	75.8%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
General Motors Financial Co., Inc, 3.850%, due 05/01/26	4.4%
GMF Floorplan Owner Revolving Trust, 4.920%, due 11/15/28	1.8
Southern Co., 3.250%, due 07/01/26	1.4
GM Financial Revolving Receivables Trust, 1.170%, due 06/12/34	1.3
Humana, Inc., 3.930%, due 05/01/26	1.3

Material Fund Change [Text Block]
C000200718
Shareholder Report [Line Items]
Fund Name	UBS Ultra Short Income Fund
Class Name	Class P
Trading Symbol	USIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UBS Ultra Short Income Fund for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://usshortduration.com/portfolio-holdings-form-nscr.html. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://usshortduration.com/portfolio-holdings-form-nscr.html
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

The Federal Reserve lowered its overnight rate by 0.75% from a target range of 4.25-4.50% to 3.50 to 3.75% in the latter part of 2025. It proceeded to move Fed policy to more of a neutral posture as inflation moderated and the labor market slowed. With the reduction in the overnight Fed Funds rate, the US treasury rate curve became more upward sloping from the overnight to 2-year part of the curve by the end of the period.

What worked:

• As the Fed eased its policy during the period, yields on the one month to one year part of the Treasury yield curve moved lower. With our duration positioning longer than that of the benchmark, the move lower in front-end yields was additive to performance.

• Overall allocation to credit instruments (Corporates, Asset Backed Securities (“ABS”), and Commercial Paper) was additive to performance over the reporting period relative to the benchmark.

What didn’t work:

• Given that the front-end of the Treasury yield curve was inverted during much of the reporting period, having a higher exposure to floating rate securities may not have been beneficial to performance during this time.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception 5/29/18
Class P	4.40%	3.35%	2.72%
ICE BofA 3 Month US Treasury Bill Index	3.98%	3.42%	2.69%
Bloomberg US Aggregate Bond Index	4.06%	0.18%	1.92%

Performance Inception Date	May 29, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Updated Performance Information Location [Text Block]	The Fund provides updated performance information on its website at: https://www.usshortduration.com/sub-pages/P-Shares/fund-info.html
AssetsNet	$ 296,959,413
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 335,739
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$296,959,413
# of Portfolio Holdings	158
Portfolio Turnover Rate	56%
Total Advisory Fees Paid (includes Administration Fees)	$335,739

Holdings [Text Block]

Portfolio Composition (% of Net Assets)

Table Summary
Value	Value
Short-term investments	1.0%
Commercial paper	7.6%
Asset-backed securities	15.1%
Corporate bonds	75.8%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
General Motors Financial Co., Inc, 3.850%, due 05/01/26	4.4%
GMF Floorplan Owner Revolving Trust, 4.920%, due 11/15/28	1.8
Southern Co., 3.250%, due 07/01/26	1.4
GM Financial Revolving Receivables Trust, 1.170%, due 06/12/34	1.3
Humana, Inc., 3.930%, due 05/01/26	1.3

Material Fund Change [Text Block]
C000167202
Shareholder Report [Line Items]
Fund Name	UBS RMA Government Money Market Fund
Trading Symbol	RMGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UBS RMA Government Money Market Fund for the period of May 1, 2025 to April 30, 2026. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund".
Additional Information [Text Block]	You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://www.usmoneymarketfunds.com/all-funds.html
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS RMA Government Money Market FundFootnote Reference1	$69	0.68%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
AssetsNet	$ 1,373,972,110
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 2,109,199
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$1,373,972,110
# of Master Fund Portfolio Holdings	138
Total Advisory Fees Paid (includes Administration Fees)	$2,109,199
Seven-day current yieldFootnote Reference1	3.06%
Seven-day effective yieldFootnote Reference1	3.11%
Weighted average maturityFootnote Reference2	41 days
Footnote	Description
Footnote[1]	Yields will fluctuate.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

Holdings [Text Block]

Master Fund Portfolio Composition (% of Net Assets)

Table Summary
Value	Value
U.S. treasury obligations	20.5%
Repurchase agreements	32.1%
U.S. government agency obligations	46.4%

Largest Holdings [Text Block]

Top 5 Master Fund Holdings (% of Net Assets)

Table Summary
Fixed Income Clearing Corp. (State Street Bank and Trust Co.) Repurchase agreement, 3.640%, due 05/01/26	23.8%
J.P. Morgan Securities LLC Repurchase agreement, 3.650%, due 05/01/26	4.1
U.S. Treasury Floating Rate Notes, 3.825%, due 05/01/26	2.1
J.P. Morgan Securities LLC Repurchase agreement, 3.760%, due 07/29/26	2.1
U.S. Treasury Floating Rate Notes, 3.741%, due 05/01/26	1.5

Material Fund Change [Text Block]